LOANS PAYABLE	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Loans Payable
LOANS PAYABLE

9. LOANS PAYABLE

Table 9: Details of Loans Payable

	June 30, 2026	December 31, 2025
Loan payable - Cycurion	$-	$405,314
Loan payable - SLG	264,379	264,379
Loan payable - Secuvant	132,000	-
Economic injury disaster loan - Cycurion	150,000	150,000
Economic injury disaster loan - SLG	150,000	150,000
Economic injury disaster loan - Secuvant	199,699	-
Total loans payable	896,078	969,693
Less: Current portion of long-term debt	269,068	669,693
Long-term debt	$627,010	$300,000

Loan payable - Cycurion

On March 20, 2023, the Company entered into a receivable purchase agreement (the “RPA Loan”) for cash received of approximately $0.3 million, with a specified interest rate of 8.00%, due January 20, 2024. On June 1, 2026, the Company exchanged this debt with a principal balance of $405,314 and accrued interest of $96,063 for a new convertible note in the amount of $517,604, recognizing a $16,227 loss on debt extinguishment. See Note 10 Convertible Notes for further details on convertible note issued in the exchange transaction.

EIDL Loan - Cycurion

On July 16, 2020, the Company executed the standard loan documents required for securing loans (the “EIDL Loan - Cycurion”) offered by the U.S. Small Business Administration (the “SBA”) under its Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the Company’s business. The principal amount of the EIDL Loan - Cycurion is $150,000, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue from the date of the EIDL Loan - Cycurion. Installment payments, including principal and interest, are due monthly beginning July 16, 2021 in the amount of $731. The balance of principal and interest is payable 30 years from the date of the EIDL Loan - Cycurion.

EIDL Loan - SLG

On September 30, 2020, the Company executed the standard loan documents required for securing loans (the “EIDL Loan - SLG”) offered by the SBA under its EIDL assistance program in light of the impact of the COVID-19 pandemic on the Company’s business. The principal amount of the EIDL Loan - SLG is $150,000, with the proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue from the date of the EIDL Loan - SLG. Installment payments, including principal and interest, are due monthly beginning January 1, 2023 in the amount of $731. The balance of principal and interest is payable 30 years from the date of the EIDL Loan - SLG.

EIDL Loan - Secuvant

On June 3, 2026, the Company acquired Secuvant and assumed the remaining outstanding debt associated with the SBA under its EIDL assistance program in light of the impact of the COVID-19 pandemic on the Company’s business. The principal amount of the EIDL Loan - Secuvant is $199,699. Interest accrues at the rate of 3.75% per annum and will accrue from the date of the EIDL Loan - Secuvant.

Loan Payable - Secuvant

On March 13, 2019, Secuvant entered into a loan agreement with one individual investor. The loan does not accrue interest and requires a monthly principal payment of $3,667, with a maturity date of May 13, 2029. As of June 30, 2026, the outstanding principal balance is $132,000.

Loan Payable - SLG

In 2022 and 2023, SLG entered into non-recourse agreements with a lender to sell future cash receipts. Under the agreement, the Company was required to make daily payments. The terms were renegotiated to monthly payments in 2023. As of June 30, 2026, the balance on the loan was $264,379. The loan is in default and management is working to settle the debt.

11.	LOANS PAYABLE

Table 11: Details of Loans Payable
	As of December 31,
	2025	2024
Loan payable - Cycurion	$405,314	$405,314
Loan payable - SLG	264,379	-
Economic injury disaster loan - Cycurion	150,000	150,000
Economic injury disaster loan - SLG	150,000	-
Total loans payable	969,693	555,314
Less: Current portion of long-term debt	669,693	408,516
Long-term debt	$300,000	$146,798

Loan payable - Cycurion

On March 20, 2023, the Company entered into a receivable purchase agreement (the “RPA Loan”) for cash received of $0.3 million, with a specified interest rate of 8.00%, due January 20, 2024. The RPA Loan requires weekly payments of $15,302, until $0.5 million is repaid. As of both December 31, 2025 and 2024, the loan balance is $0.4 million. The loan is in default and management is working to settle the debt.

EIDL Loan - Cycurion

On July 16, 2020, the Company executed the standard loan documents required for securing loans (the “EIDL Loan - Cycurion”) offered by the U.S. Small Business Administration (the “SBA”) under its Economic Injury Disaster Loan (“EIDL”) assistance program in light of the impact of the COVID-19 pandemic on the Company’s business. The principal amount of the EIDL Loan - Cycurion is $150,000, with proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue from the date of the EIDL Loan - Cycurion. Installment payments, including principal and interest, are due monthly beginning July 16, 2021 in the amount of $731. The balance of principal and interest is payable 30 years from the date of the EIDL Loan - Cycurion.

EIDL Loan - SLG

On September 30, 2020, the Company executed the standard loan documents required for securing loans (the “EIDL Loan - SLG”) offered by the SBA under its EIDL assistance program in light of the impact of the COVID-19 pandemic on the Company’s business. The principal amount of the EIDL Loan - SLG is $150,000, with the proceeds to be used for working capital purposes. Interest accrues at the rate of 3.75% per annum and will accrue from the date of the EIDL Loan - SLG. Installment payments, including principal and interest, are due monthly beginning January 1, 2023 in the amount of $731. The balance of principal and interest is payable 30 years from the date of the EIDL Loan - SLG.

Loan Payable - SLG

In 2022 and 2023, the Company entered into non-recourse agreements with a lender to sell future cash receipts. Under the agreement, the Company was required to make daily payments. The terms were renegotiated to monthly payments in 2023. As of December 31, 2025, the balance on the loan is $264,379. The loan is in default and management is working to settle the debt.